Subsequent Events (Details) - Subsequent Event [Member]	Apr. 14, 2025 USD ($)	Jan. 17, 2025 USD ($) $ / shares	Mar. 10, 2025 $ / shares	Jan. 31, 2025 USD ($)
Subsequent Events (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares			$ 0.001
Preferred stock, par value (in Dollars per share) | $ / shares			$ 0.001
Equity offering maximum amount				$ 50,000,000
RABLBX Merger Sub Inc. and REalloys [Member]
Subsequent Events (Details) [Line Items]
Business acquisition percentage of common stock retained (as a percent)			7.30%
Business acquisition percentage of common and preferred stock retained (as a percent)			92.70%
Five Narrow Lane LP (“FNL”) [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount		$ 2,300,000
Received an additional in funding	$ 750,000	1,050,000
Debt instrument funding upon registration		750,000
Debt instrument funding upon registration declared effective		$ 500,000
Debt instrument conversion multiplier		3
Purchase agreement increasing the total amount under the debenture	$ 1,800,000
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.001
Debt instrument, stated value per share (in Dollars per share) | $ / shares		$ 3,000